Cover	Mar. 30, 2026	Apr. 23, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 30, 2026
Registrant Name	IMAX Corporation
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-35066
Entity Tax Identification Number	98-0140269
Entity Address, Address Line One	2525 Speakman Drive
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L5K 1B1
City Area Code	905
Local Phone Number	403-6457
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Shares, no par value
Trading Symbol		IMAX
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Central Index Key	0000921582
Amendment Flag	false
Other Address
Document Information [Line Items]
Entity Address, Address Line One	902 Broadway
Entity Address, Address Line Two	Floor 20
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	821-0142